RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 29, 2024
Related Parties Transactions
Disclosure of detailed information about related party transactions [Table Text Block]
	Year ended	Year ended
	February 29	February 28
	2024	2023
	$	$
Exploration and evaluation
expenditures	-	254,242
Management and directors fees	2,067,000	1,987,584
Share-based compensation	10,818,516	6,662,194
	12,885,516	8,904,020